Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2020
Accounting Policies [Abstract]
Schedule of Ownership of Outstanding Shares of Its Subsidiaries

The following table sets forth its subsidiaries and the VIE, including their country of incorporation or residence and our ownership interest in such subsidiaries. Please see Note 4”VIE Structure and Arrangement”.

Subsidiaries:	Date of incorporation	Interest %	Place of incorporation

CXJ Investment Group Company Ltd	2020/2/19	100%	BVI
CXJ (HK) Technology Group Company Ltd	2020/3/11	100%	Hong Kong
CXJ (SHENZHEN) TECHNOLOGY CO., LTD	2020/5/26	100%	PRC
VIE:
CXJ TECHNOLOGY (HANGZHOU) CO., LTD	2019/3/28	100%	PRC

Schedule of Intangible Assets Estimated Useful Lives	The estimated useful lives are as follow:
Non-patent technology	5 years

Schedule of Reconciliation PRC Statutory Rates

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the year ended May 31, 2020 and 2019, respectively:

	For the year ended May 31,
	2020	2019
PRC statutory rate	25%	25%
Net operating losses for which no deferred tax assets was recognized	(25.0)	(25.0)
The Company’s expense is out of limit than that of PRC statutory tax policy allowed	16.5	0.0
Effective income tax rate	16.5%	0.0%

Schedule of Income Tax Expense	Income tax expense for the year ended May 31, 2020 and 2019 is as follows:
	For the year ended May 31,
	2020	2019
Current	1,418	-
Deferred	-	-
Income tax expense	1,418	-